Earnings/(Loss) per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
(Loss)/profit from continuing operations	$ 3,710	$ (36)	$ (270)	$ (32)	$ (574)
Loss from discontinued operations	(4)	0	(24)	0	(31)
(Loss)/profit available to stockholders	3,706	(36)	(294)	(32)	(605)
Effect of dilution	0	0	0	0	0
Diluted (loss)/profit available to stockholders	$ 3,706	$ (36)	$ (294)	$ (32)	$ (605)
Basic (loss)/earnings per share:
Weighted average number of shares (in shares)	100	50	100	50	100
Diluted(loss)/earnings per share:
Effect on dilution (in shares)	0	0	0	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100	50	100	50	100
Basic (loss)/earnings per share from continuing operations (in USD per share)	$ 36.96	$ (0.72)	$ (2.69)	$ (0.64)	$ (5.72)
Diluted (loss)/earnings per share from continuing operations (in USD per share)	36.96	(0.72)	(2.69)	(0.64)	(5.72)
Basic loss per share from discontinued operations (in USD per share)	(0.04)	0	(0.24)	0	(0.31)
Diluted loss per share from discontinued operations (in USD per share)	(0.04)	0	(0.24)	0	(0.31)
Basic (loss)/earnings per share (in USD per share)	36.92	(0.72)	(2.93)	(0.64)	(6.03)
Diluted (loss)/earnings per share (in USD per share)	$ 36.92	$ (0.72)	$ (2.93)	$ (0.64)	$ (6.03)